Off Balance Sheet Commitments	6 Months Ended
Jun. 30, 2022
Off-Balance Sheet Commitments [Abstract]
Off Balance Sheet Commitments

B.13. OFF BALANCE SHEET COMMITMENTS
Off balance sheet commitments to third parties as of December 31, 2021 are presented in Note D.21.1. to the consolidated financial statements for the year ended December 31, 2021.
The principal commitments entered into, amended or discontinued during the period are described below:
▪On January 7, 2022, Sanofi entered into a license agreement and innovative research collaboration with Exscientia to develop up to 15 novel small molecule candidates across oncology and immunology, leveraging Exscientia’s end-to-end AI-driven platform utilizing actual patient samples. Under the terms of the agreement, Sanofi made an upfront payment of $100 million and could pay up to $5.2 billion contingent on the attainment of certain objectives.
▪On January 12, 2022, Sanofi entered into a licensing agreement with ABL Bio for the development of ABL301, a bispecific antibody targeting alpha-synuclein and intended as a treatment for alpha-synucleinopathies. Under the terms of the agreement, Sanofi paid ABL Bio $75 million upfront, and could make potential milestone payments of up to approximately $985 million contingent on the attainment of certain objectives.
▪On March 2, 2022, Sanofi entered into a collaboration and exclusive license agreement with Adagene Inc., a company transforming the discovery and development of antibody-based therapies. Under the terms of the agreement, Sanofi made an upfront payment of $17.5 million and could pay up to $2.5 billion contingent on the attainment of certain objectives.
▪On March 15, 2022, Sanofi entered into a strategic risk-sharing collaboration with Blackstone under which funds managed by Blackstone Life Sciences (BXLS) will contribute up to €300 million to accelerate the global pivotal studies and clinical development program for the subcutaneous formulation and delivery of the anti-CD38 antibody Sarclisa®, to treat patients with multiple myeloma. That amount will be paid to Sanofi on the basis of development expenses incurred. In addition, Sanofi may pay royalties on future sales of this solution.
▪On March 29, 2022, Sanofi entered into an exclusive collaboration agreement with IGM Biosciences, Inc. to create, develop, manufacture and commercialize IgM antibody agonists against three oncology targets and three immunology/inflammation targets. Under the terms of the agreement, IGM received an upfront payment of $150 million and could receive up to $6.2 billion for milestones in the development, regulatory approval and sales of each target.